Dividends Paid And Proposed - Disclosure of Detailed Information About Dividends Explanatory (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 € / shares
Final Divdend [Member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares per share	€ 0.18